REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total	$ 285,580	$ 134,331	$ 547,237	$ 290,427	$ 694,981	$ 384,912	$ 332,144
Services transferred at a point in time: | Flights, net of discounts and fees
Disaggregation of Revenue [Line Items]
Total	212,660	83,655	403,134	203,291	495,419	334,263	284,660
Services transferred at a point in time: | Recharge and recovery
Disaggregation of Revenue [Line Items]
Total					124,881	0	0
Services transferred at a point in time: | Ground services - FBO
Disaggregation of Revenue [Line Items]
Total					2,162	0	0
Services transferred at a point in time: | Other
Disaggregation of Revenue [Line Items]
Total	5,450	2,642	9,739	4,296	7,230	4,781	4,441
Services transferred over time: | Other
Disaggregation of Revenue [Line Items]
Total	$ 1,327	$ 685	$ 2,367	$ 1,384
Services transferred over time: | Memberships - annual dues
Disaggregation of Revenue [Line Items]
Total					47,435	42,025	36,743
Services transferred over time: | Memberships - initiation fees
Disaggregation of Revenue [Line Items]
Total					7,187	3,843	6,300
Services transferred over time: | Aircraft management - monthly fee
Disaggregation of Revenue [Line Items]
Total					7,848	0	0
Services transferred over time: | Ground services - MRO
Disaggregation of Revenue [Line Items]
Total					$ 2,819	$ 0	$ 0